SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of operating segments [line items]
Net revenues	$ 4,007	$ 101		$ 3
Cost of revenues	2,126
Gross profit	1,881	101		3
Research and development expenses, net	32,969	25,241		17,771
Selling, marketing and business development expenses	12,014	1,555	[1]	1,386	[1]
General and administrative expenses	8,025	3,848	[1]	2,748	[1]
Other expenses	845			100
Operating loss	51,972	$ 30,543		$ 22,002
Commercial Operation
Disclosure of operating segments [line items]
Net revenues	4,007
Cost of revenues	2,126
Gross profit	1,881
Selling, marketing and business development expenses	10,520
General and administrative expenses	2,680
Operating loss	11,319
Research and development
Disclosure of operating segments [line items]
Research and development expenses, net	32,969
Selling, marketing and business development expenses	1,494
General and administrative expenses	5,345
Other expenses	845
Operating loss	$ 40,653

[1]	*Reclassified to conform to the current year presentation.